Discontinued Operetions	6 Months Ended
Jun. 30, 2019
Disclosure of New Standards in Period Prior to Their Adoption [Abstract]
DISCONTINUED OPERETIONS
NOTE 3:-	DISCONTINUED OPERETIONS

Deconsolidation of Therapix Healthcare Resources Inc.:

Further to the discussion in Note 5 to the 2018 Annual Consolidated Financial Statements, on March 26, 2019, due in part to significant losses incurred by THR, as well as its failure to maintain required licenses to operate its facilities, THR's board of directors resolved that THR will commence a liquidation process of its assets, a process which ended on June 27, 2019, with the confirmation of THR's dissolution by submitting all documents required by law ("THR's Dissolution"). Since April 2019, THR had no employees and all business operations were discontinued. Accordingly, the Company presented all profit or loss results relevant to THR for the six month period ended on June 30, 2019, as Income (loss) from discontinued operations, net. Also, as of June 27, 2019, THR had no assets or liabilities and recorded an income in the amount of $616 thousand (THR recorded a loss of $2.4 million during the period since consolidation on October 3, 2018, up until December 31, 2018).

In addition, the Company concluded that following THR's Dissolution on June 27, 2019, the fact that THR had no operations since April 2019 and there was no longer a board of directors was dismantled, that it lost the control over THR and accordingly deconsolidated THR from the Group's consolidated financial statements.

In addition to the initial investment in THR during 2018 in the total amount of approximately $1.6 million, since October 3, 2018, the Company loaned to THR a total amount of $822 thousand (including accrued interest at a rate of 9% per annum) in order to maintain THR's ongoing operations.

The loss following the fact that the above-mentioned loans will not be repaid was attributed to the equity holders of the Company (discontinued operations).

Below is data of the net cash flows provided by (used in) the discontinued operations:

	Six months ended June 30,		Year Ended December 31,
	2019	2018	2018
	Unaudited		Audited
	USD in thousands

Operating activities	$(1,024)	$-	$(439)

Investing activities	724	-	14

Financing activities	$-	$-	$-